Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets (Tables) [Abstract]
Changes in Carrying Amount of Goodwill
			Generation
	Utility	AEP River	and	AEP
	Operations	Operations	Marketing	Consolidated
	(in millions)
Balance as of December 31, 2010	$37	$39	$-	$76
Impairment Losses	-	-	-	-
Balance as of December 31, 2011	37	39	-	76
Acquired Goodwill	-	-	15	15
Impairment Losses	-	-	-	-
Balance as of December 31, 2012	$37	$39	$15	$91

Amortization Life, Gross Carrying Amount and Accumulated Amortization by Major Asset Class
		December 31,
		2012		2011
		Gross		Gross
	Amortization	Carrying	Accumulated	Carrying	Accumulated
	Life	Amount	Amortization	Amount	Amortization
	(in years)	(in millions)
Easements	10	$-	$-	$2	$2
Purchased Technology	10	-	-	11	11
Acquired Customer Contracts	5	58	34	-	-
Total		$58	$34	$13	$13